Item 1. Report to Shareholders

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
February 29, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------
As of 2/29/04

Tax-Exempt Money Fund   $12,873

Lipper Tax-Exempt Money Market Funds Average   $12,737

                                         Lipper Tax-Exempt
                                              Money Market           Tax-Exempt
                                             Funds Average           Money Fund

2/94                                                10,000               10,000

2/95                                                10,260               10,263

2/96                                                10,604               10,611

2/97                                                10,918               10,935

2/98                                                11,261               11,289

2/99                                                11,584               11,624

2/00                                                11,910               11,966

2/01                                                12,333               12,406

2/02                                                12,571               12,668

2/03                                                12,678               12,796

2/04                                                12,737               12,873


Average Annual Compound Total Return
--------------------------------------------------------------------------------
Periods Ended 2/29/04                          1 Year     5 Years     10 Years
--------------------------------------------------------------------------------

Tax-Exempt Money Fund                           0.60%       2.06%        2.56%

Lipper Tax-Exempt Money Market Funds Average    0.42        1.89         2.45

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

Your fund provided a positive tax-exempt return of 0.60% during the 12 months ended February 29, 2004. It outperformed the Lipper Tax-Exempt Money Market Funds Average of similarly managed funds during the period, as shown in the table on the preceding page, due primarily to our strategy of investing in longer-maturity, fixed-rate securities, which allows us to preserve somewhat higher yields while avoiding the volatility of the variable rate market.

Top 5 Sectors
--------------------------------------------------------------------------------
                                                       Percent of Net Assets
Periods Ended                                      2/28/03              2/29/04
--------------------------------------------------------------------------------

Hospital Revenue                                      16.8%                25.0%

General Obligation - State                            20.1                 15.2

General Obligation - Local                            15.4                 13.0

Housing Finance Revenue                                5.4                  7.8

Dedicated Tax Revenue                                  4.7                  6.0

As you know, the fund seeks preservation of capital, liquidity, and, consistent with those objectives, the highest level of income that is exempt from federal income taxes. The fund is managed to maintain a stable share price of $1.00, and its weighted average maturity will not exceed 90 days.

The Top 5 Sectors table shows how portfolio assets were allocated during the reporting period. Hospital revenue securities accounted for a quarter of fund assets, followed by state and local general obligation securities at 15.2% and 13.0%, respectively, housing finance revenue issues at 7.8%, and dedicated tax revenue obligations at 6.0%.

The Portfolio Characteristics table shows various portfolio details as of February 29, 2004, compared with one year earlier. The weighted average maturity of the portfolio declined from 58 to 54 days, and the seven-day simple dividend yield fell from 0.75% to 0.48% as rates declined in general.


Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                                      2/28/03              2/29/04
--------------------------------------------------------------------------------

Price Per Share                            $          1.00      $          1.00

Dividends Per Share
for 12 Months                                        0.010                0.006

Dividend Yield
(7-Day Simple)*                                       0.75%                0.48%

Weighted Average
Maturity (days)                                         58                   54

Weighted Average Quality **                     First Tier           First Tier

* Dividends earned for the last seven days of each period are annualized and divided by the fund's net asset value.

** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by the national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

Note: A money fund's yield more closely reflects its current earnings than the total return.


Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. We have reviewed trading by T. Rowe Price personnel in the T. Rowe Price mutual funds over the last several years and did not uncover the existence of any of the abusive trading practices described in recent regulatory enforcement actions relating to fund portfolio managers and senior fund executives. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

March 19, 2004

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------
                              Year
                             Ended
                           2/29/04    2/28/03    2/28/02    2/28/01    2/29/00
NET ASSET VALUE

Beginning of period       $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Investment activities
  Net investment
  income (loss)              0.006      0.010      0.021      0.036      0.029

Distributions
  Net investment income     (0.006)    (0.010)    (0.021)    (0.036)    (0.029)

NET ASSET VALUE
End of period             $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                          ----------------------------------------------------

Ratios/Supplemental Data

Total return^                0.60%      1.01%      2.12%      3.67%      2.94%

Ratio of total expenses
to average net assets        0.52%      0.52%      0.53%      0.53%      0.53%

Ratio of net investment
income (loss) to average
net assets                   0.61%      1.01%      2.10%      3.61%      2.91%

Net assets,
end of period
(in thousands)            $700,459   $721,125   $724,084   $730,782   $669,615

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Portfolio of Investments (ss.)                                Par         Value
--------------------------------------------------------------------------------
                                                                 ($ 000s)

ALABAMA  0.9%

Alabama, GO, VRDN (Currently 0.99%)                           6,600      6,600

Total Alabama (Cost  $6,600)                                             6,600

ARIZONA  1.5%

Maricopa County IDA, Gran Victoria Housing
VRDN (Currently 0.95%) (FNMA Insured)                         9,150      9,150

Salt River Agricultural Improvement & Power,
5.00%, 1/1/05                                                 1,050      1,084

Total Arizona (Cost  $10,234)                                           10,234

ARKANSAS  1.1%

Arkansas Hosp. Equipment Fin. Auth., Baptist Health
VRDN (Currently 0.99%) (MBIA Insured)                         7,600      7,600

Total Arkansas (Cost  $7,600)                                            7,600

COLORADO  5.7%

Colorado HFA
  Catholic Health Initiatives,
  VRDN (Currently 1.00%)                                      5,000      5,000

  Sisters of Charity of Leavenworth
  VRDN (Currently 0.96%)                                     18,000     18,000

       1.23%, 12/1/38 (Tender 12/1/04)                        5,000      5,000

Colorado Housing and Fin. Auth.
Single Family Mortgage 1.13%, 11/1/04                         6,000      6,000

Denver City & County, Wellington E. Web
VRDN (Currently 0.95%) (AMBAC Insured)                        3,000      3,000

Denver City & County IDRB, W.W. Grainger
VRDN (Currently 1.05%)                                        2,190      2,190

La Plata County PCR, BP Amoco
VRDN (Currently 1.05%) (Tender 3/1/04)                        1,080      1,080

Total Colorado (Cost  $40,270)                                          40,270

CONNECTICUT  1.7%

Connecticut, GO, 4.00%, 4/15/04                              11,630     11,674

Total Connecticut (Cost  $11,674)                                       11,674

FLORIDA  1.5%

Florida Board of Ed., GO, VRDN (Currently 0.99%)
(FGIC Insured)                                                3,400      3,400

Highlands County HFA, Adventist Health System
VRDN (Currently 0.98%)                                        5,000      5,000

Tampa Bay Water, VRDN (Currently 0.99%)
(FGIC Insured)                                                2,000      2,000

Total Florida (Cost  $10,400)                                           10,400

GEORGIA  3.8%

Atlanta  Water & Sewer, VRDN (Currently 0.99%)
(FGIC Insured)                                                4,995      4,995

Atlanta Airport
       VRDN (Currently 0.94%) (MBIA Insured)                  6,200      6,200

       BAN, 1.10%, 5/1/04                                    10,000     10,002

DeKalb County Hosp. Auth., DeKalb Regional
Healthcare System, VRDN (Currently 0.95%)                     2,860      2,860

Georgia, GO
       5.80%, 3/1/04                                            500        500

       6.10%, 3/1/05                                            305        320

Georgia Road & Tollway Auth., GO,
VRDN (Currently 0.97%)                                        2,000      2,000

Total Georgia (Cost  $26,877)                                           26,877

ILLINOIS  10.2%

Chicago, GO, VRDN (Currently 0.95%) (FSA Insured)            10,000     10,000

Chicago Metropolitan Water Reclamation Dist., GO
5.25%, 12/1/04                                                1,500      1,548

Illinois, GO, VRDN (Currently 0.96%)                         15,000     15,000

Illinois Dev. Fin. Auth., Palos Community Hosp.
VRDN (Currently 0.94%)                                       10,100     10,100

Illinois EFA, Northwestern Univ.,                             4,200      4,200
VRDN (Currently 0.95%)

Illinois HFA
  Little County of Mary Hosp.,
  VRDN (Currently 1.04%)                                     16,490     16,490

  Villa Saint Benedict, VRDN
  (Currently 1.04%)                                          10,000     10,000

Metropolitan Pier and Exposition Auth.
VRDN (Currently 0.99%) (MBIA Insured)                         4,100      4,100

Total Illinois (Cost  $71,438)                                          71,438

INDIANA  1.4%

Mount Vernon PCR, General Electric
TECP, 0.98 - 1.00%, 4/7/04 - 6/7/04                          10,000     10,000

Total Indiana (Cost  $10,000)                                           10,000

IOWA  2.9%

Iowa, TRAN, 2.00%, 6/29/04                                   20,000     20,062

Total Iowa (Cost  $20,062)                                              20,062

KANSAS  1.6%

Kansas Dev. Fin. Auth., VRDN (Currently 0.97%)               11,000     11,000

Total Kansas (Cost  $11,000)                                            11,000

KENTUCKY  2.4%

Breckinridge County, Kentucky Assoc. of
Counties Leasing Trust
VRDN (Currently 0.99%)                                       16,715     16,715

Total Kentucky (Cost  $16,715)                                          16,715

LOUISIANA  0.2%

New Orleans Aviation Board, VRDN (Currently 0.96%)
(MBIA Insured)                                                1,530      1,530

Total Louisiana (Cost  $1,530)                                           1,530

MARYLAND  17.4%

Baltimore County, GO, TECP, 1.00%, 5/14/04                    5,000      5,000

Baltimore County Mortgage,
Springhill Multi-Family Housing
VRDN (Currently 0.95%) (GNMA Guaranteed)                      6,265      6,265

Baltimore IDA, GO, VRDN (Currently 0.94%)                     4,900      4,900

Frederick County EFA, Mount. St. Mary's College
VRDN (Currently 0.94%)                                        3,465      3,465

Gaithersburg, Asbury Solomons
VRDN (Currently 0.95%) (MBIA Insured)                         4,495      4,495

Howard County, Sherwood Crossing Apartments
VRDN (Currently 0.95%) (FNMA Insured)                         2,000      2,000

Maryland Economic Dev. Corp.
  Associated Jewish Charities,
  VRDN (Currently 0.95%)                                      2,000      2,000

  Blind Industries and Services of Maryland
  VRDN (Currently 0.95%)                                      2,000      2,000

  Federation of American Societies
  VRDN (Currently 0.99%)                                      2,475      2,475

Maryland HHEFA
  Beth Tfiloh Dahan Community School
  VRDN (Currently 0.95%)                                      3,700      3,700

  Carnegie Institution of Washington
  VRDN (Currently 0.96%)                                      9,300      9,300

  Charlestown Community Health,
  VRDN (Currently 0.95%)                                      1,480      1,480

  Johns Hopkins Hosp., TECP, 0.94 - 0.95%,
  3/3 - 4/16/04                                              10,000     10,000

  Norwood School, VRDN (Currently 1.00%)                      1,320      1,320

Maryland IDA
  Calvert School, VRDN (Currently 0.95%)                      3,600      3,600

  National Aquarium in Baltimore,
  VRDN (Currently 0.95%)                                      2,000      2,000

Maryland Transportation Auth.,
Baltimore/Washington Airport
VRDN (Currently 0.90%)                                       18,000     18,000

Montgomery County Economic Dev. Auth.,
Howard Hughes Medical Institute,
VRDN (Currently 0.97%)                                        8,500      8,500

Montgomery County Housing
Opportunities Commission
Oakwood, VRDN (Currently 0.95%)                              16,950     16,950

Univ. of Maryland, VRDN (Currently 0.99%)                    10,275     10,275

Washington County, VRDN (Currently 0.95%)                     4,350      4,350

Total Maryland (Cost  $122,075)                                        122,075

MASSACHUSETTS  0.5%

Massachusetts, GO, VRDN (Currently 0.99%)                       600        600

Massachusetts Bay Transportation Auth., 4.50%, 7/1/04         1,255      1,270

Massachusetts Port Auth., 6.00%, 7/1/04                       1,290      1,311

Total Massachusetts (Cost  $3,181)                                       3,181

MICHIGAN  2.2%

Michigan, GO, TAN, 2.00%, 9/30/04                            10,000     10,059

Michigan Building, TECP, 0.98%, 6/10/04                       5,000      5,000

Total Michigan (Cost  $15,059)                                          15,059

MINNESOTA  0.3%

Rochester Health Care Fac., Mayo Foundation
TECP, 1.00%, 5/6/04                                           2,400      2,400

Total Minnesota (Cost  $2,400)                                           2,400

MISSISSIPPI  0.2%

Rankin County IDA, Siemens, VRDN (Currently 0.95%)            1,600      1,600

Total Mississippi (Cost  $1,600)                                         1,600

MISSOURI  0.3%

Missouri HEFA, Washington Univ.,
VRDN (Currently 0.99%)                                        2,000      2,000

Total Missouri (Cost  $2,000)                                            2,000

NEW HAMPSHIRE  1.9%

New Hampshire, GO
       4.00%, 7/15/04                                        3,235       3,270

       TECP, 0.99%, 7/8/04                                   10,000     10,000

Total New Hampshire (Cost  $13,270)                                     13,270

NEW MEXICO  1.2%

New Mexico Highway Commission, 5.00%, 6/15/04                 8,540      8,637

Total New Mexico (Cost  $8,637)                                          8,637

NEW YORK  3.4%

City of Rochester, TECP, 0.95%, 3/9/04 - 4/7/04               8,900      8,900

New York City, GO, VRDN (Currently 0.91%)                     6,600      6,600

New York City Transitional Fin. Auth.
VRDN (Currently 0.94%)                                        8,000      8,000

Total New York (Cost  $23,500)                                          23,500

NORTH CAROLINA  2.9%

North Carolina, GO
       VRDN (Currently 0.97%)                                 3,995      3,995

        VRDN (Currently 0.99%)                                3,835      3,835

       4.60%, 4/1/04                                            750        752

North Carolina Municipal Power Agency
VRDN (Currently 1.00%) (MBIA Insured)                         2,165      2,165

Wake County, GO, 1.75%, 4/1/18 (Tender 4/1/04)                7,000      7,004

Winston Salem, GO, VRDN (Currently 1.10%)                     2,750      2,750

Total North Carolina (Cost  $20,501)                                    20,501

OHIO  5.1%

Cuyahoga County Hosp., Cleveland Clinical
Obligation Group, TECP, 0.98%, 5/20/04                        7,500      7,500

Franklin County Hosp., Children's Hosp.
VRDN (Currently 0.97%) (AMBAC Insured)                       18,485     18,485

Ohio, GO
       4.50%, 6/15/04                                           900        909

       5.00%, 8/1/04                                            500        508

Ohio Building Auth., Arts Fac.
Building, 2.00%, 4/1/04                                       1,050      1,051

Ohio Turnpike, VRDN (Currently 1.00%)
(FGIC Insured)                                                7,495      7,495

Total Ohio (Cost  $35,948)                                              35,948

OREGON  0.6%

Oregon Housing And Community Services Dept.
1.20%, 7/1/19 (Tender 1/6/05)                                 3,000      3,000

Washington County, 6.00%, 12/1/11 (Tender 12/1/04)            1,000      1,037

Total Oregon (Cost  $4,037)                                              4,037

PENNSYLVANIA  0.6%

Philadelphia HHEFA, Jefferson Health System
VRDN (Currently 1.20%) (Tender 3/26/04)                       4,430      4,430

Total Pennsylvania (Cost  $4,430)                                        4,430

SOUTH CAROLINA  3.1%

Charleston County School Dist., GO, BAN,
2.00%, 11/4/04                                                8,000      8,056

Charleston Waterworks And Sewer,
VRDN (Currently 0.97%)                                        8,000      8,000

South Carolina, GO, 4.00%, 1/1/05                             2,000      2,047

South Carolina EFA, Charleston Southern Univ.
VRDN (Currently 0.95%)                                        3,400      3,400

Total South Carolina (Cost  $21,503)                                    21,503

SOUTH DAKOTA  3.1%

South Dakota HEFA
  Avera Health, VRDN (Currently 1.05%)                        6,810      6,810
  (MBIA Insured)

  Souix Valley Hosp., VRDN (Currently 1.05%)                 14,745     14,745

Total South Dakota (Cost  $21,555)                                      21,555

TENNESSEE  2.2%

Metropolitan Nashville & Davidson County, GO
VRDN (Currently 1.00%) (FGIC Insured)                         9,665      9,665

Sevier County Public Building Auth.,
Blount County, GO
VRDN (Currently 0.99%) (FSA Insured)                          3,485      3,485

Shelby County, GO, 4.50%, 5/1/04                              1,250      1,258

Williamson County, GO, 4.00%, 4/1/04                            850        852

Total Tennessee (Cost  $15,260)                                         15,260

TEXAS  9.2%

Dallas Community College Dist.,
VRDN (Currently 1.00%)                                        5,000      5,000

Gulf Coast Waste Disposal Auth., BP Amoco
1.05%, 3/1/09 (Tender 3/1/04)                                 2,500      2,500

Harris County, GO, TECP, 0.97%, 7/8/04                        6,050      6,050

Hockley County Ind. Dev. Corp. PCR, BP Amoco
3.75%, 3/1/14 (Tender 9/1/04)                                 3,000      2,999

Houston, GO
       5.00%, 3/1/05                                          1,005      1,044

       5.50%, 3/1/05                                          1,000      1,044

Houston Airport Systems, VRDN
(Currently 1.00%)(FSA Insured)                                2,995      2,995

San Antonio Electric & Gas, VRDN
(Currently 0.99%)                                             5,000      5,000

Texas, GO, TRAN, 2.00%, 8/31/04                              33,000     33,144

Univ. of Texas, TECP, 1.00%, 6/9/04                           5,000      5,000

Total Texas (Cost  $64,776)                                             64,776

UTAH  4.1%

Intermountain Power Agency, VRDN (Currently 1.00%)
(MBIA Insured)                                                5,000      5,000

Murray City Hosp., IHC Health Services, VRDN
(Currently 0.95%)                                            24,000     24,000

Total Utah (Cost  $29,000)                                              29,000

VIRGINIA  0.8%

Fairfax County Economic Dev. Auth.
Smithhsonian Institution, VRDN (Currently 0.90%)              3,500      3,500

Loudoun County, GO, 5.00%, 1/1/05                             1,000      1,031

Loudoun County Ind. Dev. Auth., Falcons Landing
8.75%, 11/1/24 (Tender 11/1/04)                                 750        811

Total Virginia (Cost  $5,342)                                            5,342

WASHINGTON  6.7%

Seattle, GO, 1.20%, 1/15/26 (Tender 9/1/04)                  18,500     18,500

Washington HFA, Catholic Health Initiatives
VRDN (Currently 1.00%)                                        8,000      8,000

Washington Public Power Supply
       VRDN (Currently 0.92%) (MBIA Insured)                 10,000     10,000

       VRDN (Currently 0.99%) (MBIA Insured)                  9,390      9,390

       4.80%, 7/1/04                                          1,000      1,012

Total Washington (Cost  $46,902)                                        46,902

                                                                         Value
--------------------------------------------------------------------------------
                                                                       ($ 000s)
Total Investments in Securities

100.7% of Net Assets (Cost  $705,376)                                 $705,376
                                                                      --------

(ss.) Denominated in U.S. dollar unless otherwise noted

AMBAC AMBAC Assurance Corp.

BAN  Bond Anticipation Note

EFA  Educational Facility Authority

FGIC Financial Guaranty Insurance Company

FNMA Federal National Mortgage Association

FSA  Financial Security Assurance Inc.

GNMA Government National Mortgage Association

GO   General Obligation

HEFA Health & Educational Facility Authority

HFA  Health Facility Authority

HHEFA Health & Higher Educational Facility Authority

IDA  Industrial Development Authority/Agency

IDRB Industrial Development Revenue Bond

MBIA MBIA Insurance Corp.

PCR  Pollution Control Revenue

TAN  Tax Anticipation Note

TECP Tax-Exempt Commercial Paper

TRAN Tax Revenue Anticipation Note

VRDN Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $705,376)               $   705,376

Other assets                                                            3,626

Total assets                                                          709,002

Liabilities

Total liabilities                                                       8,543

NET ASSETS                                                        $   700,459
                                                                  -----------

Net Assets Consist of:

Undistributed net investment income (loss)                        $       207

Undistributed net realized gain (loss)                                    110

Paid-in-capital applicable to 700,119,082 shares of
$0.01 par value capital stock outstanding;
5,000,000,000 shares authorized                                       700,142

NET ASSETS                                                        $   700,459
                                                                  -----------

NET ASSET VALUE PER SHARE                                         $      1.00
                                                                  -----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                          Year
                                                                         Ended
                                                                       2/29/04
Investment Income (Loss)

Interest income                                                    $    7,991

Expenses

  Investment management                                                 2,980

  Shareholder servicing                                                   405

  Custody and accounting                                                  142

  Registration                                                             95

  Prospectus and shareholder reports                                       28

  Legal and audit                                                          16

  Directors                                                                 7

  Miscellaneous                                                             7

  Total expenses                                                        3,680

  Expenses paid indirectly                                                 (3)

  Net expenses                                                          3,677

Net investment income (loss)                                            4,314

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                    145

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $    4,459
                                                                   ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                           Year
                                                          Ended
                                                        2/29/04       2/28/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                       $    4,314     $   7,334

  Net realized gain (loss)                                  145            37

  Change in net unrealized gain (loss)                        -             3

  Increase (decrease) in net
  assets from operations                                  4,459         7,374

Distributions to shareholders

  Net investment income                                  (4,314)       (7,252)

Capital share transactions *

  Shares sold

    Tax-Exempt Money class                              489,881       449,324

    PLUS Class                                                -        26,073

  Distributions reinvested

    Tax-Exempt Money class                                4,112         6,706

    PLUS Class                                                -           257

  Shares redeemed

    Tax-Exempt Money class                             (514,804)     (494,611)

    PLUS Class                                                -       (19,945)

  Shares transferred in connection
  with PLUS Class closure

    Tax-Exempt Money class                                    -        35,496

    PLUS Class                                                -       (35,496)

  Increase (decrease) in net assets from
  capital share transactions                            (20,811)      (32,196)

Net Assets

Increase (decrease) during period                       (20,666)      (32,074)

Beginning of period                                     721,125       753,199

End of period                                        $  700,459     $ 721,125
                                                     ----------     ---------

*    Capital share transactions at net asset value of $1.00 per share

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Exempt Money Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on April 8, 1981. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes.

From November 1, 1998 through November 25, 2002, the fund offered a second class of shares. The T. Rowe Price Tax-Exempt Money Fund--PLUS Class (PLUS Class) provided expanded shareholder services, the cost of which was borne by its shareholders. Each class had exclusive voting rights on matters related solely to that class, separate voting rights on matters which related to both classes, and, in all other respects, the same rights and obligations as the other class. On November 25, 2002, all outstanding shares of the PLUS Class were transferred into the Tax-Exempt Money Fund class at their value on that date, and the PLUS Class was closed. The transfer was nontaxable to investors.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended February 29, 2004 totaled $4,314,000 and were characterized as tax-exempt income. At February 29, 2004, the tax-basis components of net assets were as follows:


--------------------------------------------------------------------------------
Undistributed ordinary income                                 $        61,000

Undistributed tax-exempt income                                       207,000

Undistributed long-term capital gain                                   49,000

Paid-in capital                                                   700,142,000

Net assets                                                    $   700,459,000
                                                              ---------------


For the year ended February 29, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------
Undistributed net realized gain                             $      (35,000)

Paid-in capital                                                     35,000


At February 29, 2004, the cost of investments for federal income tax purposes was $705,376,000.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At February 29, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $229,000.

In addition, the fund has entered into service agreements with Price Associates a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $351,000 for the year ended February 29, 2004, of which $31,000 was payable at period-end.

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Tax-Exempt Money Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Tax-Exempt Money Fund, Inc. (the "Fund") at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
March 22, 2004

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 2/29/04
--------------------------------------------------------------------------------
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o $35,000 from long-term capital gains, subject to the 15% rate gains category,

o    $4,446,000 which qualified as exempt-interest dividends.

Information on Proxy Voting
--------------------------------------------------------------------------------
A description of the policies and procedures that the T. Rowe Price Tax-Exempt Money Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Tax-Exempt Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------
Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)               Principal Occupation(s) During Past 5 Years and
Year Elected*                 Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1945)                        Chief Executive Officer, The Rouse Company,
1983 (Tax-Exempt              real estate developers; Director, Mercantile
Money, Tax-Free               Bank (4/03 to present)
Short-Intermediate,
Tax-Free Income)
1984(Tax-Free High Yield)
1992 (Tax-Free
Intermediate Bond)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1943)                        acquisition and management advisory firm
2001 (all tax-free funds)

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(1938)                        Resources Corp. (5/00 to present), and
2001 (all tax-free funds)     Pacific Rim Mining Corp. (2/02 to present);
                              Chairman and President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(1943)                        Client Services, Marsh Inc.; Managing Director
2003 (all tax-free funds)     and Head of International Private Banking,
                              Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(1934)                        Inc., consulting environmental and civil engineers
1979 (Tax-Free Income)
1983 (Tax-Exempt Money,
Tax-Free Short-
Intermediate)
1984 (Tax-Free High Yield)
1992 (Tax-Free
Intermediate Bond)


* Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

--------------------------------------------------------------------------------
Independent Directors (continued)

Name
(Year of Birth)               Principal Occupation(s) During Past 5 Years and
Year Elected*                 Directorships of Other Public Companies

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc., a
(1946)                        real estate investment company; Senior Advisor
1992 (all tax-free funds)     and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company

* Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected**
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

William T. Reynolds,CFA,      Director and Vice President, T. Rowe Price
CIC                           and T. Rowe Price Group, Inc.; Director,
(1948)                        T. Rowe Price Global Asset Management Limited
1989 (Tax-Free High Yield)
1990 (Tax-Free Income)
1991 (Tax-Exempt Money)
1994 (Tax-Free Short-
Intermediate, Tax-Free
Intermediate Bond)
[37]

James S. Riepe                Director and Vice President, T. Rowe Price;
(1943)                        Vice Chairman of the Board, Director, and
1983 (Tax-Exempt Money,       Vice President, T. Rowe Price Group, Inc.;
Tax-Free Short-               Chairman of the Board and Director, T. Rowe
Intermediate, Tax-Free        Price Global Asset Management Limited, T. Rowe
Income)                       Price Global Investment Services, Inc., T. Rowe
1984 (Tax-Free High Yield)    Price Retirement Plan Services, Inc., and
1992 (Tax-Free                T. Rowe Price Services, Inc.; Chairman of the
Intermediate Bond)            Board, Director, President, and Trust Officer,
[111]                         T. Rowe Price Trust Company; Director, T. Rowe
                              Price International, Inc.; Chairman of the Board
                              (all tax-free funds)

** Each inside director serves until retirement, resignation, or election of a successor.

--------------------------------------------------------------------------------
Inside Directors (continued)

Name
(Year of Birth)
Year Elected**
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

M. David Testa, CFA, CIC      Director and Vice President, T. Rowe Price and
(1944)                        T. Rowe Price Trust Company; Vice Chairman of  the
1997 (all tax-free funds)     Board, Director, and Vice President, T. Rowe Price
[111]                         Group, Inc.; Chairman of the Board and Director,
                              T. Rowe Price International, Inc.; Director,
                              T. Rowe Price Global Asset Management Limited and
                              T. Rowe Price Global Investment Services Limited

** Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Stephen V. Booth, CPA (1961)            Vice President, T. Rowe Price, T. Rowe
Vice President, all tax-free funds      Price Group, Inc., and T. Rowe Price
                                        Trust Company

Steven G. Brooks, CFA  (1954)           Vice President, T. Rowe Price and
Vice President, Tax-Exempt Money Fund   T. Rowe Price Group, Inc.

Joseph A. Carrier, CPA (1960)           Vice President, T. Rowe Price, T. Rowe
Treasurer, all tax-free funds           Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Maria H. Condez (1962)                  Employee, T. Rowe Price
Assistant Vice President,
Tax-Exempt Money Fund

G. Richard Dent (1960)                  Vice President, T. Rowe Price, and
Vice President,                         T. Rowe Price Group, Inc
Tax-Exempt Money,
Tax-Free High Yield,                                        .
and Tax-Free Income Funds

Roger L. Fiery III, CPA (1959)          Vice President, T. Rowe Price, T. Rowe
Vice President, all tax-free funds      Price Group, Inc., T. Rowe Price Trust
                                        Company, and T. Rowe Price
                                        International, Inc.

Gregory S. Golczewski (1966)            Vice President, T. Rowe Price and
Vice President, Tax-Exempt Money,       T. Rowe Price Trust Company
Tax-Free High Yield, Tax-Free Income,
Tax-Free Intermediate Bond, and
Tax-Free Short-Intermediate Funds


Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

--------------------------------------------------------------------------------
Officers (continued)

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Charles B. Hill (1961)                  Vice President, T. Rowe Price and
President, Tax-Free Intermediate Bond   T. Rowe  Price Group, Inc.
and Tax-Free Short-Intermediate Funds;
Vice President, Tax-Free High Yield
and Tax-Free Income Funds

Henry H. Hopkins (1942)                 Director and Vice President, T. Rowe
Vice President, all tax-free funds      Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price International,
                                        Inc., and T. Rowe Price Retirement
                                        Plan Services, Inc.

T. Dylan Jones (1971)                   Assistant Vice President T. Rowe Price
Assistant Vice President,
Tax-Exempt Money Fund

Marcy M. Lash (1963)                    Vice President, T. Rowe Price
Vice President, Tax-Exempt Money,
Tax-Free High Yield, Tax-Free Income,
and Tax-Free Short-Intermediate Funds

Alan D. Levenson (1958)                 Vice President, T. Rowe Price
Vice President, Tax-Exempt Money Fund   and T. Rowe Price Group, Inc.

Patricia B. Lippert (1953)              Assistant Vice President, T. Rowe
Secretary, all tax-free funds           Price and T. Rowe Price Investment
                                        Services, Inc.

Joseph K. Lynagh, CFA (1958)            Vice President, T. Rowe Price and
President, Tax-Exempt Money Fund        T. Rowe Price Group, Inc.

Konstantine B. Mallas (1963)            Vice President, T. Rowe Price and
Vice President, Tax-Free High Yield,    T. Rowe Price Group, Inc.
Tax-Free Income, Tax-Free
Intermediate Bond, and Tax-Free
Short-Intermediate Funds

James M. McDonald (1949)                Vice President, T. Rowe Price,
Vice President, Tax-Exempt Money Fund   T. Rowe Price Group, Inc., and
                                        T. Rowe Price Trust Company

Hugh D. McGuirk, CFA (1960)             Vice President, T. Rowe Price
Vice President, Tax-Free High Yield,    and T. Rowe Price Group, Inc.
Tax-Free Income, Tax-Free
Intermediate Bond, and Tax-Free
Short-Intermediate Funds

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

--------------------------------------------------------------------------------
Officers (continued)

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Mary J. Miller, CFA (1955)              Vice  President,  T. Rowe Price and
President, Tax-Free High Yield and      T. Rowe Price Group, Inc.
Tax-Free Income Funds; Executive Vice
President, Tax-Free Intermediate Bond
Fund; Vice President, Tax-Exempt Money
and Tax-Free Short-Intermediate Funds

James M. Murphy, CFA (1967)             Vice President, T. Rowe Price and
Executive Vice President,               T. Rowe Price Group, Inc.; formerly
Tax-Free High Yield Fund                Portfolio Manager, Prudential
                                        Investments (to 2000)

Stephen P. Richter, CFA (1969)          Vice President, T. Rowe Price; formerly
Vice President, Tax-Free High Yield     Vice President, Euler ACI (to 2000)
and Tax-Free Income Funds

Timothy G. Taylor (1975)                Employee, T. Rowe Price
Assistant Vice President, Tax-Free
Intermediate Bond and Tax-Free
Short-Intermediate Funds

Edward A. Wiese, CFA (1959)             Vice President, T. Rowe Price, T. Rowe
Vice President, Tax-Exempt Money,       Price Group, Inc., and T. Rowe Price
Tax-Free Intermediate Bond, and         Trust Company; Director, Vice President,
Tax-Free Short-Intermediate Funds       and Chief Investment Officer,
                                        T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $8,348               $11,774
     Audit-Related Fees                         788                    --
     Tax Fees                                 2,327                 2,977
     All Other Fees                             124                   129

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Exempt Money Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     April 16, 2004